Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of net cash flow from operating activities
(Loss)/profit for the financial year	€ (3,746)	€ 1,505	€ 12,335
Loss/(Profit) for the financial year from discontinued operations	22	65	247
(Loss)/profit for the financial year from continuing operations	(3,724)	1,570	12,582
Investment income	(864)	(581)	(232)
Financing costs	1,931	2,626	1,609
Income tax expense	2,246	50	492
Operating (loss)/profit	(411)	3,665	14,451
Adjustments for:
Share-based payments and other non-cash charges	68	98	58
Depreciation and amortisation	10,804	10,414	10,255
Loss on disposal of property, plant and equipment and intangible assets	13	34	33
Share of result of equity accounted associates and joint ventures	123	96	(433)
Impairment charge/(reversal)	4,515	(64)	64
Other income	(565)	(372)	(9,402)
Decrease / (increase) in inventory	134	177	(168)
(Increase)/decrease in trade and other receivables	(774)	(597)	(486)
Increase/(decrease) in trade and other payables	710	534	1,446
Cash generated by operations	14,617	13,985	15,818
Net tax paid	(901)	(724)	(1,228)
Cashflows from discontinued operations	1,657	3,296	3,464
Net cash flow from operating activities	€ 15,373	€ 16,557	€ 18,054